Document and Entity Information	Sep. 22, 2020
Cover [Abstract]
Entity Registrant Name	KEMPER Corp
Amendment Flag	false
Entity Central Index Key	0000860748
Document Type	8-K
Document Period End Date	Sep. 22, 2020
Entity File Number	001-18298
Entity Incorporation State Country Code	DE
Entity Tax Identification Number	95-4255452
Entity Address, Address Line One	200 E. Randolph Street
Entity Address, Address Line Two	Suite 3300
Entity Address, City or Town	Chicago
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60601
City Area Code	312
Local Phone Number	661-4600
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.10 per share
Trading Symbol	KMPR
Security Exchange Name	NYSE
Entity Emerging Growth Company	false